Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares												2 Months Ended	12 Months Ended
	Dec. 13, 2024	Sep. 13, 2024	Jun. 28, 2024	Dec. 15, 2023	Sep. 15, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 15, 2022	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	May 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share	$ 0.40	$ 0.40	$ 0.40	$ 0.35	$ 0.25	$ 0.25	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.40	$ 1.60	$ 1.05	$ 0.40